NOTE 5 – BRIDGE NOTES PAYABLE	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
NOTE 5 – BRIDGE NOTES PAYABLE

NOTE 5 – BRIDGE NOTES PAYABLE

In October, 2009, the Company issued 6% convertible promissory notes due in 180 days to seven individuals totaling $50,500. The notes are convertible at a 50% discount from the bid price. As a sweetener, the Company agreed to give each note holder an additional 25,000 common shares for each $10,000 of principal balance. The proceeds from the notes payable were allocated between the common shares issued and the note with a discount on debt being recorded in the amount of $27,889. Additionally, the Company recorded a discount on debt in the amount of $22,611 related to the beneficial conversion feature of these notes.

During the year ended December 31, 2010, the Company issued $40,000 of 6% convertible promissory notes also with a 180 day maturity and sweetener as indicated above. The proceeds from these notes payable were allocated between the common shares issued and the notes with $22,222 being recorded as discount on debt. The Company also recorded a discount on debt in the amount of $17,778 related to the beneficial conversion feature of these notes.

During the year ended December 31, 2011, the Company issued $41,750 of 6% convertible promissory notes also with a 180 day maturity and sweetener as indicated above. The proceeds from these notes payable were allocated between the common shares issued and the notes with $14,826 being recorded as discount on debt. The

Company also recorded a discount on debt in the amount of $12,083 related to the beneficial conversion feature of these notes.

As of May 31, 2013, the convertible notes payable and associated accrued interest is convertible into approximately 724,000 shares of common stock.

The intrinsic value of a beneficial conversion feature inherent to a convertible note payable, which is not bifurcated and accounted for separately from the convertible note payable and may not be settled in cash upon conversion, is treated as a discount to the convertible note payable. This discount is amortized over the period from the date of issuance to the date the note is due using the effective interest method. If the note payable is retired prior to the end of its contractual term, the unamortized discount is expensed in the period of retirement to interest expense. In general, the beneficial conversion feature is measured by comparing the effective conversion price, after considering the relative fair value of detachable instruments included in the financing transaction, if any, to the fair value of the common shares at the commitment date to be received upon conversion.

NOTE 5 – BRIDGE NOTES PAYABLE

In October, 2009, the Company issued 6% convertible promissory notes due in 180 days to seven individuals totaling $50,500. The notes are convertible at a 50% discount from the bid price. As a sweetener, the Company agreed to give each note holder an additional 25,000 common shares for each $10,000 of principal balance. The proceeds from the notes payable were allocated between the common shares issued and the note with a discount on debt being recorded in the amount of $27,889. Additionally, the Company recorded a discount on debt in the amount of $22,611 related to the beneficial conversion feature of these notes.

During the year ended December 31, 2010, the Company issued $40,000 of 6% convertible promissory notes also with a 180 day maturity and sweetener as indicated above. The proceeds from these notes payable were allocated between the common shares issued and the notes with $22,222 being recorded as discount on debt. The Company also recorded a discount on debt in the amount of $17,778 related to the beneficial conversion feature of these notes.

During the year ended December 31, 2011, the Company issued $41,750 of 6% convertible promissory notes also with a 180 day maturity and sweetener as indicated above. The proceeds from these notes payable were allocated between the common shares issued and the notes with $14,826 being recorded as discount on debt. The Company also recorded a discount on debt in the amount of $12,083 related to the beneficial conversion feature of these notes.

As of December 31, 2012, the convertible notes payable and associated accrued interest is convertible into approximately 724,000 shares of common stock.

The intrinsic value of a beneficial conversion feature inherent to a convertible note payable, which is not bifurcated and accounted for separately from the convertible note payable and may not be settled in cash upon conversion, is treated as a discount to the convertible note payable. This discount is amortized over the period from the date of issuance to the date the note is due using the effective interest method. If the note payable is retired prior to the end of its contractual term, the unamortized discount is expensed in the period of retirement to interest expense. In general, the beneficial conversion feature is measured by comparing the effective conversion price, after considering the relative fair value of detachable instruments included in the financing transaction, if any, to the fair value of the common shares at the commitment date to be received upon conversion.

During the years ended December 31, 2012 and 2011, $5,170 and $34,900 of deferred financing costs were amortized to interest expense. Deferred financing costs recorded from July 21, 2008 (date of Inception) through December 31, 2010 were $117,410.